Cover	Dec. 30, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	NONE
Document Period End Date	Dec. 30, 2022
Entity File Number	333-214469
Entity Registrant Name	BITMIS CORP.
Entity Central Index Key	0001678848
Entity Tax Identification Number	98-1310024
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1-17-1 Zhaojia Road
Entity Address, Address Line Two	Xinglongtai District
Entity Address, City or Town	Panjin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	124000
City Area Code	86
Local Phone Number	15842767931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	400 Blake St. Apt 3401
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06515